Exhibit 99.1

Servicer’s Certificate

for the Collection Period October 01, 2017 through October 31, 2017 for Payment Date of November 15, 2017

Toyota Auto Receivables 2015-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$420,000,000.00	3/15/16	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2	$445,000,000.00	7/17/17	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$476,500,000.00	2/15/19	$112,126,271.52	0.2353122	$0.00	$9,130,685.92	$12,750,010.72	$90,245,574.88	0.1893926
A-4	$121,000,000.00	6/15/20	$121,000,000.00	1.0000000	$0.00	$0.00	$0.00	$121,000,000.00	1.0000000
B	$37,500,000.00	4/15/21	$37,500,000.00	1.0000000	$0.00	$0.00	$0.00	$37,500,000.00	1.0000000

Total	$1,500,000,000.00		$270,626,271.52		$0.00	$9,130,685.92	$12,750,010.72	$248,745,574.88	0.1658304

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	0.23000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.71000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	1.12000%	$104,651.19	$0.00	$104,651.19	$0.00	$21,985,347.83
A-4	1.52000%	$153,266.67	$0.00	$153,266.67	$0.00	$153,266.67
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$257,917.86	$0.00	$257,917.86	$0.00	$22,138,614.50

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$3,750,003.15	Beginning Period Amount	$8,615,202.35
Specified Reserve Account Amount	$3,750,003.15	Increase/(Decrease)	$(957,036.46)
Beginning Balance	$3,750,003.15	Ending Period Amount	$7,658,165.89
Withdrawals	$0.00
Amount Available for Deposit	$13,619,205.31	Overcollateralization
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$3,750,003.15	Adjusted Pool Balance	$261,495,585.60
Reserve Account Required Amount	$3,750,003.15	Total Note Balance	$248,745,574.88
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$12,750,010.72
Ending Reserve Account Balance	$3,750,003.15	Overcollateralization Target Amount	$12,750,010.72

Servicer’s Certificate

for the Collection Period October 01, 2017 through October 31, 2017 for Payment Date of November 15, 2017

Toyota Auto Receivables 2015-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	17	776	759	744	720
Gross Principal of Liquidated Receivables	$149,555.60	$11,654,602.12	$11,505,046.52	$11,369,760.39	$11,135,392.49
Principal of Repurchased Contracts, previously charged-off	$0.00	$(21,450.77)	$(21,450.77)	$(21,450.77)	$(21,450.77)
Net Liquidation Proceeds Received During the Collection Period	$7,588.46	$(2,207,117.45)	$(2,214,705.91)	$(2,217,838.03)	$(2,196,577.38)
Recoveries on Previously Liquidated Contracts	$(92,088.71)	$(4,591,554.25)	$(4,499,465.54)	$(4,375,967.36)	$(4,234,138.05)

Net Credit Losses	$65,055.35	$4,834,479.65	$4,769,424.30	$4,754,504.23	$4,683,226.29
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		0.80777%	0.79007%	0.77446%	0.74948%
Number of Accounts with Liquidation Proceeds or Recoveries		752	732	718	692
Ratio of Aggregate Net Losses to Average Portfolio Balance		0.59320%	0.57322%	0.55971%	0.53998%
Number of Assets Experiencing a Net Loss		653	638	629	610
Net Credit Losses for Assets Experiencing a Loss		$4,846,216.30	$4,780,789.68	$4,763,757.12	$4,692,318.10
Average Net Loss on all assets that have Experienced a Net Loss		$7,421.46	$7,493.40	$7,573.54	$7,692.32
Cumulative Net Loss Ratio		0.30247%	0.29840%	0.29747%	0.29301%
Repossessed in Current Period	6 vehicles

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	0.97%	382	1.28%	$3,444,461.59
60-89 Days Delinquent	0.19%	73	0.25%	$667,778.79
90-119 Days Delinquent	0.08%	31	0.11%	$283,308.58
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies	1.24%	486	1.64%	$4,395,548.96

Total Delinquencies - Prior Period	1.18%		1.55%
Total Delinquencies - Two Months Prior	1.12%		1.48%
Total Delinquencies - Three Months Prior	1.17%		1.54%

Repossessed Vehicle Inventory		8 vehicles
* Included with Delinquencies Above

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$1,598,310,293.48	$291,991,484.59	$269,153,751.49
Number of Contracts	96,067	41,157	39,374
Weighted Average APR	1.97%	1.93%	1.94%
Weighted Average Remaining Term (Months)	46.03	21.21	20.49

Servicer’s Certificate

for the Collection Period October 01, 2017 through October 31, 2017 for Payment Date of November 15, 2017

Toyota Auto Receivables 2015-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

 Collections

Principal Payments Received	$17,606,302.61
Prepayments in Full	$5,081,874.89
Interest Payments Received	$478,457.58
Aggregate Net Liquidation Proceeds	$84,500.25
Interest on Repurchased Contracts	$0.00

Total Collections	$23,251,135.33
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$0.00

Total Available Collections	$23,251,135.33

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$243,326.24	$243,326.24	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$104,651.19	$104,651.19	$0.00
Interest - Class A-4 Notes	$153,266.67	$153,266.67	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$9,130,685.92	$9,130,685.92	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$12,750,010.72	$12,750,010.72	$0.00
Excess Amounts to the Certificateholder	$869,194.59	$869,194.59	N/A

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$104,651.19	$0.22	$21,880,696.64	$45.92	$21,985,347.83	$46.14
Class A-4 Notes	$153,266.67	$1.27	$0.00	$0.00	$153,266.67	$1.27
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Servicer’s Certificate

for the Collection Period October 01, 2017 through October 31, 2017 for Payment Date of November 15, 2017

Toyota Auto Receivables 2015-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Matthew Venardi
Name:	Matthew Venardi
Title:	Corporate Manager - Systems, Operations and Cash